LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.05%
Brazil–3.78%
Ambev SA	617,600	$1,612,023
B3 SA - Brasil Bolsa Balcao	274,300	669,577
CCR SA	309,600	797,629
Engie Brasil Energia SA	70,700	583,148
Klabin SA	214,200	1,019,746
†PRIO SA	234,800	2,195,462
Raia Drogasil SA	120,800	663,534
Telefonica Brasil SA	144,000	1,230,999
TIM SA	254,600	757,233
Ultrapar Participacoes SA	231,300	864,174
Vale SA	403,800	5,421,703
Vibra Energia SA	90,500	340,283
WEG SA	221,900	1,604,251
		17,759,762
Chile–0.46%
Banco de Chile	7,126,525	725,684
†Enel Americas SA	7,135,538	819,023
Enel Chile SA	9,880,637	600,410
		2,145,117
China–28.32%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	44,200	132,116
3SBio, Inc.	642,000	536,985
Agricultural Bank of China Ltd. Class A	1,814,700	895,251
†Akeso, Inc.	77,000	353,980
†Alibaba Group Holding Ltd.	1,102,700	12,053,598
Anhui Yingjia Distillery Co. Ltd. Class A	14,100	142,653
ANTA Sports Products Ltd.	312,200	3,514,316
Autohome, Inc. ADR	26,100	792,135
Avary Holding Shenzhen Co. Ltd. Class A	40,300	112,547
†Baidu, Inc. Class A	230,250	3,922,302
Bank of Beijing Co. Ltd. Class A	451,600	286,503
Bank of China Ltd. Class A	529,300	273,575
Bank of Communications Co. Ltd. Class A	837,500	661,722
Bank of Jiangsu Co. Ltd. Class A	302,000	297,581
Bank of Shanghai Co. Ltd. Class A	301,200	254,635
Beijing Kingsoft Office Software, Inc. Class A	9,722	495,090
Beijing Tiantan Biological Products Corp. Ltd. Class A	34,600	121,586
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	17,140	$113,027
Bloomage Biotechnology Corp. Ltd. Class A	9,707	115,803
BYD Co. Ltd. Class A	7,400	241,997
BYD Co. Ltd. Class H	222,000	6,860,470
C&D International Investment Group Ltd.	202,000	491,654
China CSSC Holdings Ltd. Class A	91,900	351,104
China Feihe Ltd.	1,289,000	760,467
China Medical System Holdings Ltd.	472,000	714,846
China Minsheng Banking Corp. Ltd. Class A	734,000	385,992
China Petroleum & Chemical Corp. Class A	668,800	556,057
China Tower Corp. Ltd. Class H	15,436,000	1,478,365
Chongqing Brewery Co. Ltd. Class A	10,300	120,514
CITIC Securities Co. Ltd. Class A	260,175	777,056
CMOC Group Ltd. Class A	382,400	311,028
CMOC Group Ltd. Class H	1,317,000	845,940
Contemporary Amperex Technology Co. Ltd. Class A	8,640	241,338
CRRC Corp. Ltd. Class A	522,000	417,743
CSPC Pharmaceutical Group Ltd.	2,524,000	1,850,064
†Daqo New Energy Corp. ADR	20,600	623,562
Dongyue Group Ltd.	564,000	424,209
†East Buy Holding Ltd.	50,000	235,923
ENN Energy Holdings Ltd.	166,700	1,383,676
ENN Natural Gas Co. Ltd. Class A	53,100	126,766
Far East Horizon Ltd.	453,000	326,259
Focus Media Information Technology Co. Ltd. Class A	104,300	102,303
Foxconn Industrial Internet Co. Ltd. Class A	189,600	514,183
Ganfeng Lithium Group Co. Ltd. Class A	32,200	197,652
GCL Technology Holdings Ltd.	2,974,000	554,472
GF Securities Co. Ltd. Class H	358,800	482,007
Gree Electric Appliances, Inc. of Zhuhai Class A	60,900	303,829
Greentown China Holdings Ltd.	277,500	288,097
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–1

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Guangzhou Tinci Materials Technology Co. Ltd. Class A	40,900	$151,806
Guotai Junan Securities Co. Ltd. Class A	159,800	319,462
Haidilao International Holding Ltd.	390,000	1,045,850
Haier Smart Home Co. Ltd. Class A	127,600	414,734
Haier Smart Home Co. Ltd. Class H	63,200	198,939
Haitong Securities Co. Ltd. Class A	204,900	280,171
Henan Shuanghui Investment & Development Co. Ltd. Class A	71,600	259,188
Hithink RoyalFlush Information Network Co. Ltd. Class A	10,400	214,349
†Hua Hong Semiconductor Ltd.	209,000	529,509
Huafon Chemical Co. Ltd. Class A	104,100	100,816
Hualan Biological Engineering, Inc. Class A	38,300	116,594
†Huaneng Power International, Inc. Class H	204,000	98,992
Huatai Securities Co. Ltd. Class A	155,400	338,429
Huaxia Bank Co. Ltd. Class A	279,000	218,824
Hunan Valin Steel Co. Ltd. Class A	146,500	120,212
Hundsun Technologies, Inc. Class A	38,600	172,378
IEIT Systems Co. Ltd. Class A	27,900	143,663
Iflytek Co. Ltd. Class A	15,400	107,253
Imeik Technology Development Co. Ltd. Class A	4,500	241,495
Industrial Bank Co. Ltd. Class A	469,400	1,050,168
†Inner Mongolia Yitai Coal Co. Ltd. Class B	372,900	522,174
JA Solar Technology Co. Ltd. Class A	71,800	252,538
JCET Group Co. Ltd. Class A	36,200	151,547
JD.com, Inc. Class A	124,950	1,836,526
Jiangsu King's Luck Brewery JSC Ltd. Class A	26,400	212,850
Jiangsu Pacific Quartz Co. Ltd. Class A	6,500	95,102
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Jiangsu Zhongtian Technology Co. Ltd. Class A	70,000	$142,803
Jinduicheng Molybdenum Co. Ltd. Class A	67,800	103,229
†Kuaishou Technology	334,300	2,683,040
Kunlun Energy Co. Ltd.	288,000	248,246
Lenovo Group Ltd.	2,148,000	2,213,570
Lens Technology Co. Ltd. Class A	105,500	177,966
†Li Auto, Inc. Class A	241,000	4,256,227
Li Ning Co. Ltd.	95,500	401,832
Lingyi iTech Guangdong Co. Class A	146,300	114,658
Longfor Group Holdings Ltd.	663,000	1,192,070
LONGi Green Energy Technology Co. Ltd. Class A	95,900	359,794
†Meituan Class B	365,500	5,348,815
NARI Technology Co. Ltd. Class A	161,200	490,469
NetEase, Inc.	316,600	6,448,477
†New Oriental Education & Technology Group, Inc.	95,300	580,493
Nongfu Spring Co. Ltd. Class H	491,600	2,824,945
PetroChina Co. Ltd. Class A	457,000	499,434
Ping An Insurance Group Co. of China Ltd. Class A	232,700	1,551,179
Ping An Insurance Group Co. of China Ltd. Class H	634,500	3,633,956
Pop Mart International Group Ltd.	45,200	133,621
Qifu Technology, Inc. ADR	12,400	190,464
SDIC Power Holdings Co. Ltd. Class A	152,700	246,066
SF Holding Co. Ltd. Class A	104,639	588,002
Shandong Gold Mining Co. Ltd. Class A	76,000	260,460
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	45,500	200,245
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	454,400	399,220
Shanghai Aiko Solar Energy Co. Ltd. Class A	37,200	114,102
Shanghai M&G Stationery, Inc. Class A	19,500	97,502
Shanghai RAAS Blood Products Co. Ltd. Class A	137,300	131,189
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–2

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	63,800	$166,437
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	10,400	386,445
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	15,600	135,666
Shenzhen Transsion Holdings Co. Ltd. Class A	17,162	343,744
Sieyuan Electric Co. Ltd. Class A	16,400	116,254
Sinoma Science & Technology Co. Ltd. Class A	35,400	99,745
Sinotruk Hong Kong Ltd.	245,000	471,795
Sungrow Power Supply Co. Ltd. Class A	28,600	350,573
TBEA Co. Ltd. Class A	107,120	218,180
Tencent Holdings Ltd.	467,800	18,291,569
†Tencent Music Entertainment Group ADR	197,900	1,262,602
Tianqi Lithium Corp. Class A	31,900	240,972
Tongwei Co. Ltd. Class A	94,700	419,273
Topsports International Holdings Ltd.	684,000	519,707
†Unisplendour Corp. Ltd. Class A	57,700	186,476
†Vipshop Holdings Ltd. ADR	123,887	1,983,431
Wanhua Chemical Group Co. Ltd. Class A	64,000	777,322
Want Want China Holdings Ltd.	1,601,000	1,044,715
Weichai Power Co. Ltd. Class H	600,000	816,759
WuXi AppTec Co. Ltd. Class A	49,000	582,325
WuXi AppTec Co. Ltd. Class H	130,100	1,557,522
†Wuxi Biologics Cayman, Inc.	235,000	1,369,917
XCMG Construction Machinery Co. Ltd. Class A	247,500	216,397
Xinjiang Daqo New Energy Co. Ltd. Class A	37,081	205,530
Yadea Group Holdings Ltd.	426,000	790,969
Yifeng Pharmacy Chain Co. Ltd. Class A	18,300	88,141
Yihai International Holding Ltd.	162,000	279,276
Yum China Holdings, Inc.	60,083	3,347,825
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Zangge Mining Co. Ltd. Class A	33,800	$105,954
Zhejiang Dahua Technology Co. Ltd. Class A	64,500	197,140
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	38,600	157,496
Zhongji Innolight Co. Ltd. Class A	16,700	266,595
Zhongjin Gold Corp. Ltd. Class A	103,200	154,110
Zhongsheng Group Holdings Ltd.	182,500	513,874
Zijin Mining Group Co. Ltd. Class A	440,400	732,560
Zijin Mining Group Co. Ltd. Class H	892,000	1,364,606
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	131,100	123,222
ZTE Corp. Class A	76,400	343,039
ZTO Express Cayman, Inc. ADR	47,000	1,135,990
		133,232,774
Czech Republic–0.08%
Moneta Money Bank AS	109,990	399,477
		399,477
Egypt–0.43%
Commercial International Bank Egypt SAE	893,681	1,736,594
Eastern Co. SAE	342,143	267,554
		2,004,148
Greece–1.24%
†Eurobank Ergasias Services & Holdings SA Class A	123,732	190,860
JUMBO SA	41,250	1,133,901
Motor Oil Hellas Corinth Refineries SA	7,253	183,578
Mytilineos SA	37,962	1,399,920
†National Bank of Greece SA	191,757	1,082,605
OPAP SA	66,670	1,117,922
†Public Power Corp. SA	73,692	740,153
		5,848,939
Hong Kong–0.69%
†Alibaba Health Information Technology Ltd.	160,000	99,707
Beijing Enterprises Holdings Ltd.	177,000	610,271
Bosideng International Holdings Ltd.	1,130,000	486,288
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–3

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
China Traditional Chinese Medicine Holdings Co. Ltd.	200,000	$93,220
Geely Automobile Holdings Ltd.	751,000	886,130
Sinopharm Group Co. Ltd. Class H	370,000	1,072,539
		3,248,155
Hungary–0.61%
MOL Hungarian Oil & Gas PLC	147,732	1,120,682
OTP Bank Nyrt	39,742	1,435,103
Richter Gedeon Nyrt	13,412	324,636
		2,880,421
India–15.54%
ABB India Ltd.	11,172	551,360
†Adani Power Ltd.	261,285	1,187,627
Ambuja Cements Ltd.	51,813	265,051
Asian Paints Ltd.	130,793	4,978,769
Aurobindo Pharma Ltd.	92,557	1,019,126
Axis Bank Ltd.	345,162	4,309,057
Bajaj Holdings & Investment Ltd.	6,400	547,853
†Berger Paints India Ltd.	101,309	693,986
Bharti Airtel Ltd.	40,689	453,922
Britannia Industries Ltd.	27,782	1,517,934
CG Power & Industrial Solutions Ltd.	220,361	1,173,437
Cholamandalam Investment & Finance Co. Ltd.	89,951	1,318,861
Colgate-Palmolive India Ltd.	42,943	1,037,127
Divi's Laboratories Ltd.	14,600	661,975
Dr Reddy's Laboratories Ltd.	38,020	2,557,979
†Godrej Consumer Products Ltd.	32,210	384,621
Havells India Ltd.	9,745	162,995
HCL Technologies Ltd.	237,774	3,535,632
HDFC Asset Management Co. Ltd.	24,055	766,901
HDFC Bank Ltd.	92,029	1,691,495
Hindalco Industries Ltd.	204,520	1,213,334
Hindustan Unilever Ltd.	74,123	2,200,806
ICICI Bank Ltd.	483,492	5,542,258
Indian Hotels Co. Ltd.	302,494	1,497,512
Infosys Ltd.	68,346	1,181,428
†InterGlobe Aviation Ltd.	33,111	949,455
ITC Ltd.	219,244	1,173,297
†Jio Financial Services Ltd.	110,028	306,335
Jubilant Foodworks Ltd.	44,759	287,339
Larsen & Toubro Ltd.	45,179	1,644,977
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Lupin Ltd.	22,886	$322,794
Muthoot Finance Ltd.	39,779	599,742
NTPC Ltd.	849,531	2,512,033
Oil & Natural Gas Corp. Ltd.	857,940	1,982,097
PI Industries Ltd.	26,790	1,113,975
Pidilite Industries Ltd.	53,014	1,557,390
†Power Finance Corp. Ltd.	413,581	1,254,571
Reliance Industries Ltd.	257,111	7,260,552
Shree Cement Ltd.	3,171	972,402
Shriram Finance Ltd.	53,706	1,241,318
SRF Ltd.	9,120	247,040
Supreme Industries Ltd.	22,594	1,121,384
Tata Consultancy Services Ltd.	106,022	4,505,101
Tata Elxsi Ltd.	7,387	642,897
Trent Ltd.	17,199	430,828
†United Spirits Ltd.	94,357	1,144,505
Varun Beverages Ltd.	60,988	694,551
Vedanta Ltd.	251,445	673,871
		73,089,500
Indonesia–1.97%
Adaro Energy Indonesia Tbk PT	5,163,300	952,145
Astra International Tbk PT	1,085,700	437,301
Bank Central Asia Tbk PT	8,637,400	4,932,065
Indah Kiat Pulp & Paper Tbk PT	711,000	510,650
Sumber Alfaria Trijaya Tbk PT	5,759,500	1,103,081
Unilever Indonesia Tbk PT	1,693,100	409,718
United Tractors Tbk PT	515,800	942,824
		9,287,784
Kuwait–0.05%
Mabanee Co. KPSC	85,676	228,636
		228,636
Malaysia–1.17%
CIMB Group Holdings Bhd	1,975,600	2,284,758
Hong Leong Financial Group Bhd	78,200	294,796
IOI Corp. Bhd	894,300	758,067
Malaysia Airports Holdings Bhd	296,800	450,707
MR DIY Group M Bhd	842,300	270,885
Nestle Malaysia Bhd	23,800	641,222
Telekom Malaysia Bhd	407,900	425,688
Tenaga Nasional Bhd	172,200	366,387
		5,492,510
Mexico–2.53%
Banco del Bajio SA	267,408	837,937
†Cemex SAB de CV	3,237,700	2,108,616
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–4

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
Fibra Uno Administracion SA de CV	268,500	$449,105
Fomento Economico Mexicano SAB de CV	56,000	610,465
Grupo Aeroportuario del Sureste SAB de CV Class B	45,965	1,126,344
Grupo Bimbo SAB de CV	76,800	369,204
Grupo Carso SAB de CV	159,800	1,160,206
Grupo Financiero Banorte SAB de CV Class O	390,900	3,276,360
Orbia Advance Corp. SAB de CV	348,800	724,119
Promotora y Operadora de Infraestructura SAB de CV	15,160	135,068
Wal-Mart de Mexico SAB de CV	294,000	1,109,701
		11,907,125
Netherlands–0.19%
†NEPI Rockcastle NV	165,861	911,923
		911,923
Peru–0.35%
Southern Copper Corp.	21,912	1,649,754
		1,649,754
Philippines–0.87%
Bank of the Philippine Islands	656,710	1,300,048
BDO Unibank, Inc.	633,960	1,590,054
International Container Terminal Services, Inc.	174,050	637,429
Metropolitan Bank & Trust Co.	579,160	552,790
		4,080,321
Poland–0.86%
Bank Polska Kasa Opieki SA	55,844	1,290,433
CD Projekt SA	5,905	169,230
Powszechny Zaklad Ubezpieczen SA	212,210	2,009,575
†Santander Bank Polska SA	7,293	600,982
		4,070,220
Qatar–0.36%
Ooredoo QPSC	267,239	784,831
Qatar International Islamic Bank QSC	344,275	907,978
		1,692,809
Republic of Korea–12.29%
BGF retail Co. Ltd.	2,811	293,868
Celltrion, Inc.	17,664	1,822,695
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
DB Insurance Co. Ltd.	16,096	$1,066,515
Doosan Bobcat, Inc.	17,584	663,693
F&F Co. Ltd.	4,391	367,331
GS Holdings Corp.	15,548	458,741
Hana Financial Group, Inc.	98,988	3,101,143
Hankook Tire & Technology Co. Ltd.	25,145	735,517
Hanwha Aerospace Co. Ltd.	11,659	902,264
Hyundai Mobis Co. Ltd.	21,455	3,818,526
Hyundai Steel Co.	18,702	526,093
JYP Entertainment Corp.	2,139	177,615
KB Financial Group, Inc.	123,201	5,024,985
†Krafton, Inc.	8,640	964,393
KT Corp.	22,707	559,135
Kumho Petrochemical Co. Ltd.	5,875	582,946
LG Electronics, Inc.	6,549	488,669
LG Innotek Co. Ltd.	1,028	186,270
LG Uplus Corp.	72,085	553,535
Meritz Financial Group, Inc.	37,225	1,523,434
NAVER Corp.	13,531	2,023,083
Orion Corp.	8,701	829,395
POSCO Holdings, Inc.	2,390	941,585
Posco International Corp.	7,892	414,616
Samsung Electronics Co. Ltd.	339,151	17,145,477
†Samsung Engineering Co. Ltd.	49,505	1,107,778
Samsung Fire & Marine Insurance Co. Ltd.	10,981	2,111,934
Samsung Life Insurance Co. Ltd.	28,087	1,461,110
Samsung SDI Co. Ltd.	1,265	478,059
Samsung SDS Co. Ltd.	7,797	780,888
Shinhan Financial Group Co. Ltd.	146,206	3,847,875
†SK Bioscience Co. Ltd.	5,692	286,466
SK Hynix, Inc.	10,114	856,298
Woori Financial Group, Inc.	188,506	1,708,821
		57,810,753
Russia–0.00%
=†πSeverstal PAO	283,840	0
=†πSurgutneftegas PJSC	11,590,970	0
		0
Saudi Arabia–3.79%
Alinma Bank	299,141	2,666,398
Almarai Co. JSC	63,676	1,080,413
Bupa Arabia for Cooperative Insurance Co.	26,260	1,456,380
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–5

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
Dr Sulaiman Al Habib Medical Services Group Co.	28,672	$1,801,910
Elm Co.	8,775	1,824,981
Etihad Etisalat Co.	128,078	1,521,384
Jarir Marketing Co.	207,006	800,327
Mouwasat Medical Services Co.	34,052	933,468
Nahdi Medical Co.	14,034	539,764
Power & Water Utility Co. for Jubail & Yanbu	17,154	286,916
Riyad Bank	365,391	2,705,467
SABIC Agri-Nutrients Co.	5,719	202,965
Sahara International Petrochemical Co.	126,250	1,274,881
Saudi Aramco Base Oil Co.	18,396	729,937
		17,825,191
Singapore–0.13%
JOYY, Inc. ADR	16,000	609,760
		609,760
South Africa–2.86%
Aspen Pharmacare Holdings Ltd.	21,170	192,114
Bid Corp. Ltd.	80,394	1,792,903
Bidvest Group Ltd.	81,075	1,168,054
FirstRand Ltd.	396,486	1,337,273
Gold Fields Ltd.	9,354	101,431
Harmony Gold Mining Co. Ltd.	177,703	666,559
Impala Platinum Holdings Ltd.	42,856	223,767
Kumba Iron Ore Ltd.	23,536	565,336
MTN Group Ltd.	156,225	931,141
OUTsurance Group Ltd.	282,553	638,118
Sasol Ltd.	83,029	1,144,635
Shoprite Holdings Ltd.	30,338	384,301
Sibanye Stillwater Ltd.	103,363	159,572
Standard Bank Group Ltd.	303,637	2,946,283
Woolworths Holdings Ltd.	334,019	1,196,620
		13,448,107
Taiwan–13.97%
Accton Technology Corp.	49,000	751,766
ASE Technology Holding Co. Ltd.	858,000	2,928,749
Compal Electronics, Inc.	1,107,000	1,054,873
Delta Electronics, Inc.	214,000	2,155,391
Eclat Textile Co. Ltd.	16,000	241,429
eMemory Technology, Inc.	23,000	1,444,026
Evergreen Marine Corp. Taiwan Ltd.	236,000	848,727
Global Unichip Corp.	30,000	1,277,458
Globalwafers Co. Ltd.	28,000	394,767
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Hon Hai Precision Industry Co. Ltd.	1,087,000	$3,503,656
Largan Precision Co. Ltd.	36,000	2,384,945
MediaTek, Inc.	154,000	3,520,880
Micro-Star International Co. Ltd.	101,000	513,819
momo.com, Inc.	24,200	378,046
Nien Made Enterprise Co. Ltd.	21,000	201,611
Novatek Microelectronics Corp.	204,000	2,678,847
Pou Chen Corp.	778,000	691,287
President Chain Store Corp.	147,000	1,195,014
Synnex Technology International Corp.	51,000	101,291
Taiwan Business Bank	2,036,736	833,562
Taiwan Semiconductor Manufacturing Co. Ltd.	1,606,000	26,187,810
Uni-President Enterprises Corp.	918,000	1,995,236
United Microelectronics Corp.	3,786,000	5,316,174
Voltronic Power Technology Corp.	22,000	1,083,432
Wistron Corp.	531,000	1,681,602
WPG Holdings Ltd.	545,000	1,023,643
Yang Ming Marine Transport Corp.	621,000	875,007
Zhen Ding Technology Holding Ltd.	154,000	470,161
		65,733,209
Thailand–1.56%
Advanced Info Service PCL	415,300	2,600,437
Bumrungrad Hospital PCL	191,800	1,411,669
Central Pattana PCL	139,800	242,838
Delta Electronics Thailand PCL NVDR	402,700	915,164
Krungthai Card PCL	293,700	354,900
Land & Houses PCL	1,467,200	314,292
Muangthai Capital PCL	225,200	222,649
SCB X PCL	292,000	821,970
TMBThanachart Bank PCL NVDR	9,148,800	432,158
		7,316,077
Turkey–1.35%
Akbank TAS	1,104,389	1,347,735
BIM Birlesik Magazalar AS	55,453	555,572
Haci Omer Sabanci Holding AS	367,217	799,564
KOC Holding AS	275,949	1,476,438
†Pegasus Hava Tasimaciligi AS	12,457	374,457
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–6

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Turkey (continued)
Turkiye Petrol Rafinerileri AS	181,819	$1,054,369
Yapi ve Kredi Bankasi AS	1,076,766	724,952
		6,333,087
United Arab Emirates–1.60%
Abu Dhabi Islamic Bank PJSC	501,647	1,537,835
Aldar Properties PJSC	576,297	903,922
Emaar Properties PJSC	2,327,737	5,094,101
		7,535,858
Total Common Stock (Cost $473,262,027)		456,541,417
ΔPREFERRED STOCKS–1.91%
Brazil–1.62%
Cia Energetica de Minas Gerais 8.91%	60,900	149,992
Gerdau SA 13.82%	395,235	1,891,039
Itau Unibanco Holding SA 5.50%	275,600	1,489,700
Itausa SA 7.61%	1,799,400	3,236,131
Petroleo Brasileiro SA 10.50%	122,700	841,670
		7,608,532
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Chile–0.19%
Sociedad Quimica y Minera de Chile SA 14.37%	15,302	$910,079
		910,079
Colombia–0.10%
Bancolombia SA 12.67%	70,455	467,622
		467,622
Total Preferred Stocks (Cost $9,434,644)		8,986,233

MONEY MARKET FUND–0.99%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.29%)	4,629,844	4,629,844
Total Money Market Fund (Cost $4,629,844)		4,629,844

TOTAL INVESTMENTS–99.95% (Cost $487,326,515)	470,157,494
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	252,713
NET ASSETS APPLICABLE TO 66,704,848 SHARES OUTSTANDING–100.00%	$470,410,207

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At September 30, 2023, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Severstal PAO	2/4/2022	$3,161,310	$0
Surgutneftegas PJSC	2/4/2022	5,050,556	0
Total		$8,211,866	$—
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–7

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2023:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
120	E-mini MSCI Emerging Markets Index	$5,733,000	$5,936,048	12/15/23	$—	$(203,048)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
QSC–Qatari Shareholding Company
See accompanying notes.
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–8

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund (formerly LVIP SSGA Emerging Markets 100 Fund) (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–9

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$17,759,762	$—	$—	$17,759,762
Chile	2,145,117	—	—	2,145,117
China	108,034,071	25,198,703	—	133,232,774
Czech Republic	399,477	—	—	399,477
Egypt	—	2,004,148	—	2,004,148
Greece	5,848,939	—	—	5,848,939
Hong Kong	3,248,155	—	—	3,248,155
Hungary	2,880,421	—	—	2,880,421
India	72,722,922	366,578	—	73,089,500
Indonesia	9,287,784	—	—	9,287,784
Kuwait	228,636	—	—	228,636
Malaysia	5,492,510	—	—	5,492,510
Mexico	11,907,125	—	—	11,907,125
Netherlands	911,923	—	—	911,923
Peru	1,649,754	—	—	1,649,754
Philippines	4,080,321	—	—	4,080,321
Poland	4,070,220	—	—	4,070,220
Qatar	1,692,809	—	—	1,692,809
Republic of Korea	—	57,810,753	—	57,810,753
Russia	—	—	— *	—
Saudi Arabia	5,603,072	12,222,119	—	17,825,191
Singapore	609,760	—	—	609,760
South Africa	13,448,107	—	—	13,448,107
Taiwan	—	65,733,209	—	65,733,209
Thailand	7,316,077	—	—	7,316,077
Turkey	6,333,087	—	—	6,333,087
United Arab Emirates	1,537,835	5,998,023	—	7,535,858
Preferred Stocks	8,986,233	—	—	8,986,233
Money Market Fund	4,629,844	—	—	4,629,844
Total Investments	$300,823,961	$169,333,533	$—	$470,157,494
Derivatives:

Liabilities:
Futures Contract	$(203,048)	$—	$—	$(203,048)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2023, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at September 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–10